Shares - Dividends (Details) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Equity [Abstract]
Per share (in dollars per share) | (per share)	$ 0.12		$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.42	$ 0.40
Total paid or payable		$ 3,022		$ 2,624		$ 2,673		$ 2,673		$ 2,674		$ 2,674		$ 2,641		$ 2,621